Employee Benefit	12 Months Ended
Dec. 31, 2020
Text Block1 [Abstract]
Employee Benefit
21.	EMPLOYEE BENEFIT

	As of December 31,
	2020			2019
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,384	9,916	11,300	1,436	10,306	11,742
Long service leave	566	111	677	452	128	580
Total	1,950	10,027	11,977	1,888	10,434	12,322

21(a)Pension – Defined contribution plans

The Company has several defined contribution plans covering its employees in Australia, PRC, Singapore, Thailand, and Taiwan. Contributions to the plan are made monthly. Total charges for the years ended December 31, 2020, 2019 and 2018, were $966, $1,160, and $1,264, respectively.

21(b)Pension – Defined benefit plans

The defined benefit liability recognized in the consolidated balance sheet in respect to defined benefit plans is the present value of the defined benefit obligation at the end of the reporting period, together with adjustments for past service costs and actuarial gains or losses. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.

In accordance with the Thailand labor law, Charoong Thai and its subsidiaries are obliged to make payment to retiring employees, at rates of 1 to 13 times of their final month’s salary rate, depending on the length of service.  In addition, Charoong Thai also has the extra benefit plan to make payment to qualified retiring employees, at rates of 1 to 26 times of final month's salary. The plan is not funded. The Company pays to settle the obligations as and when employees retire.

21.	EMPLOYEE BENEFIT (continued)

21(b)Pension – Defined benefit plans (continued)

The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2020	2019	2018
	US$’000	US$’000	US$’000
Current service cost	562	546	419
Past service cost	—	121	—
Interest cost on benefit obligation	147	254	202
Net benefit cost	709	921	621

	For the year ended December 31,
Other comprehensive income	2020	2019	2018
	US$’000	US$’000	US$’000
Actuarial (gain) / loss – experience	(328)	494	396
Actuarial (gain) / loss – demographic assumption	(1)	18	1
Actuarial (gain) / loss – financial assumption	130	1,215	13
Actuarial loss	(199)	1,727	410

	For the year ended December 31,
Change in the defined obligation	2020	2019	2018
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	11,742	9,016	8,293
Current service cost	562	546	419
Past service cost	—	121	—
Interest cost on benefit obligation	147	254	202
Benefits paid directly by the Company	(954)	(535)	(352)
Actuarial loss in other comprehensive income	(199)	1,727	410
Exchange differences	2	613	44
Defined benefit obligation at December 31	11,300	11,742	9,016

Actuarial assumptions

The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the year ended December 31, 2020 and 2019 are as follows:

	2020	2019
	%	%
Discount rate	1.2-1.4	1.5
Rate of salary increase	5.0~6.0	5.0~6.0
Pre-retirement mortality	* Thailand TMO17 Tables	* Thailand TMO17 Tables
* TMO represented as Thailand Mortality Ordinary Tables

21.EMPLOYEE BENEFIT (continued)

21(b)Pension – Defined benefit plans (continued)

Maturity profile of defined benefit obligation

The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2020	2019
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,384	1,340
Between 2 and 5 years	2,040	2,489
Between 6 and 10 years	4,568	4,391
Beyond 10 years	17,114	16,917
Total expected payments	25,106	25,137

Weighted average duration of defined benefit obligation	9~10 years	9 years

Sensitivity analysis

A one-percentage point change in the assumed rates would have yielded the following effects:

	2020	2019
	US$’000	US$’000
Discount rate – 1% increase	(984)	(1,003)
Discount rate – 1% decrease	1,159	1,178
Rate of salary increase – 1% increase	1,095	1,115
Rate of salary increase – 1% decrease	(953)	(973)

The sensitivity result above determines their individual impact on the plan’s year-end defined benefit obligation. In reality, the plan is subject to multiple external experience items which may move the defined benefit obligation in similar or opposite directions, while the plan’s sensitivity to such changes can vary over time.

21(c)	Long service leave

The liability for long service leave is recognized in the provision for employee benefits and measured as present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures, and periods of service. Expected future payments are discounted using market yields at the reporting date on high quality corporate bond with terms to maturity and currencies that match, as closely as possible, the estimated future cash outflows. As of December 31, 2020 and 2019, the amount of long service leave obligation was $677 and $580, respectively.